Employee Compensation - Pension and Other Employee Future Benefits (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Asset Allocation Ranges and Weighted-average Actual Asset Allocations
The asset allocation ranges and weighted-average actual asset allocations of our primary pension plans, based on fair market values at October 31,

are as follows:

Pension benefit plans
	Target range 2020	Actual 2020	Actual 2019
Equities	20% – 45%	30%	32%
Fixed income investments	35% – 60%	47%	51%
Alternative strategies	15% – 45%	23%	17%
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis.

Summary of Plan Information for Past Three Years
A summary of plan information for the past three years is as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2020	2019	2018	2020	2019	2018
Defined benefit obligation	10,493	9,866	8,311	1,290	1,254	1,113
Fair value of plan assets	10,064	9,723	8,719	181	175	153
Surplus (deficit) and net defined benefit asset (liability)	(429)	(143)	408	(1,109)	(1,079)	(960)
Surplus (deficit) is comprised of:
Funded or partially funded plans	(266)	36	573	38	46	37
Unfunded plans	(163)	(179)	(165)	(1,147)	(1,125)	(997)
Surplus (deficit) and net defined benefit asset (liability)	(429)	(143)	408	(1,109)	(1,079)	(960)

Summary of Pension and Other Employee Future Benefit Expenses
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2020	2019	2018	2020	2019	2018
Annual benefits expense
Current service cost	249	193	210	11	9	26
Net interest (income) expense on net defined benefit (asset) liability	1	(20)	(10)	32	37	45
Past service cost (income)	–	(5)	7	–	–	(277)
Administrative expenses	5	5	5	–	–	–
Remeasurement of other long-term benefits	–	–	–	10	6	(10)
Benefits expense	255	173	212	53	52	(216)
Canada and Quebec pension plan expense	87	82	76	–	–	–
Defined contribution expense	169	170	153	–	–	–
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	511	425	441	53	52	(216)

Summary of Weighted-average Assumptions Used to Determine Benefit Expenses
Weighted-Average Assumptions

	Pension benefit plans			Other employee future benefit plans
	2020	2019	2018	2020		2019		2018
Defined Benefit Expenses
Discount rate at beginning of year (2)(3)	3.0%	4.0%	3.5%	3.0%		4.1%		3.6%
Rate of compensation increase	2.1%	2.4%	2.4%	2.0%		2.0%		2.0%
Assumed overall health care cost trend rate	na	na	na	4.9%	(1)	4.9%	(1)	4.9%	(1)
Defined Benefit Obligation
Discount rate at end of year	2.7%	3.0%	4.0%	2.7%		3.0%		4.1%
Rate of compensation increase	2.1%	2.1%	2.4%	2.0%		2.0%		2.0%
Assumed overall health care cost trend rate	na	na	na	4.8%	(1)	4.9%	(1)	4.9%	(1)

(1)	Trending to 4.1% in 2040 and remaining at that level thereafter.
(2)	The pension benefit current service cost was calculated using a separate discount rate of 3.10%, 4.10% and 3.70% for 2020, 2019 and 2018, respectively.
(3)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.20%, 4.20% and 3.76% for 2020, 2019 and 2018, respectively.

na – not applicable

Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations
Assumptions regarding future mortality are based on published statistics and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2020	2019	2020	2019
Life expectancy for those currently age 65
Males	23.8	23.7	21.7	21.7
Females	24.1	24.1	23.1	23.0
Life expectancy at age 65 for those currently age 45
Males	24.7	24.7	22.9	22.8
Females	25.1	25.0	24.3	24.2

Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans
Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2020	2019	2020	2019
Defined benefit obligation
Defined benefit obligation at beginning of year	9,866	8,311	1,254	1,113
U.S. plan merger (1)	–	46	–	–
Current service cost	249	193	11	9
Past service (income)	–	(5)	–	–
Interest cost	286	324	37	44
Benefits paid	(516)	(456)	(48)	(53)
Employee contributions	17	17	5	5
Actuarial (gains) losses due to:
Changes in demographic assumptions	16	(9)	14	(22)
Changes in financial assumptions	484	1,345	50	161
Plan member experience	59	92	(35)	(3)
Foreign exchange and other	32	8	2	–
Defined benefit obligation at end of year	10,493	9,866	1,290	1,254
Wholly or partially funded defined benefit obligation	10,330	9,687	143	129
Unfunded defined benefit obligation	163	179	1,147	1,125
Total defined benefit obligation	10,493	9,866	1,290	1,254
Fair value of plan assets
Fair value of plan assets at beginning of year	9,723	8,719	175	153
U.S. plan merger (1)	–	43	–	–
Interest income	285	344	5	7
Return on plan assets (excluding interest income)	235	795	6	23
Employer contributions	296	256	36	40
Employee contributions	17	17	5	5
Benefits paid	(516)	(456)	(48)	(53)
Administrative expenses	(5)	(5)	–	–
Foreign exchange and other	29	10	2	–
Fair value of plan assets at end of year	10,064	9,723	181	175
( D eficit ) and net defined benefit (liability) at end of year	(429)	(143)	(1,109)	(1,079)
Recorded in:
Other assets	124	186	38	46
Other liabilities	(553)	(329)	(1,147)	(1,125)
( D eficit ) and net defined benefit (liability) at end of year	(429)	(143)	(1,109)	(1,079)
Actuarial (losses) recognized in other comprehensive income
Net actuarial gains on plan assets	235	795	6	23
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	(16)	9	(12)	21
Changes in financial assumptions	(484)	(1,345)	(45)	(153)
Plan member experience	(59)	(92)	38	3
Foreign exchange and other	(6)	(9)	–	–
Actuarial (losses) recognized in other comprehensive income for the year	(330)	(642)	(13)	(106)

(1)
In 2019, the benefit obligation and assets related to employees formerly included in a multi-employer plan, which was accounted for as a defined contribution plan, merged with the U.S. defined benefit pension plan. The impact of the merger was recognized as a remeasurement of the U.S. defined benefit pension plan.

Summary of Fair Values of Plan Assets Held
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis. The fair values of plan assets held by our primary plans as at October 31 are as follows:

(Canadian $ in millions)	2020			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and money market funds	208	–	208	156	6	162
Securities issued or guaranteed by:
Canadian federal government	17	54	71	1	57	58
Canadian provincial and municipal governments	308	404	712	334	368	702
U.S. federal government	393	7	400	345	–	345
Pooled funds	1,331	3,442	4,773	1,450	3,204	4,654
Derivative instruments	1	(16)	(15)	–	8	8
Corporate debt	2	1,363	1,365	–	1,354	1,354
Corporate equity	1,255	–	1,255	1,219	–	1,219
	3,515	5,254	8,769	3,505	4,997	8,502

Summary of Changes in Number of Key Assumption

		Defined benefit obligation
(Canadian $ in millions, except as noted)		Pension benefit plans	Other employee future benefit plans
Discount rate (%)		2.7	2.7
Impact of:	1% increase ($)	(1,161)	(120)
	1% decrease ($)	1,479	148
Rate of compensation increase (%)		2.1	2.0
Impact of:	0.25% increase ($)	55	–	(1)
	0.25% decrease ($)	(54)	–	(1)
Mortality
Impact of:	1 year shorter life expectancy ($)	(202)	(32)
	1 year longer life expectancy ($)	199	32
Assumed overall health care cost trend rate (%)		na	4.8	(2)
Impact of:	1% increase ($)	na	53
	1% decrease ($)	na	(51)

(1)	The change in this assumption is immaterial.
(2)	Trending to 4.1% in 2040 and remaining at that level thereafter.

na – not applicable

Summary of Duration of Defined Benefit Obligation
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2020	2019
Canadian pension plans	15.4	15.2
U.S. pension plans	9.9	7.9
Canadian other employee future benefit plans	14.3	14.5

Summary of Cash Payments in Connection with Employee Future Benefit Plans
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2020	2019	2018	2020	2019	2018
Contributions to defined benefit plans	251	203	154	–	–	–
Contributions to defined contribution plans	169	170	153	–	–	–
Benefits paid directly to pensioners	45	53	59	36	40	35
	465	426	366	36	40	35
Our best estimate of the contributions and benefits paid directly to pensioners we expect to make for the year ending October 31, 2021 is approximately $300 million for
 our defined benefit pension plans and $45 million
for
 our other employee future benefit plans. Benefit payments
for the year ending October 31, 2021 are estimated to be $
550
 million.